Business Acquisitions (Details) - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 09, 2021	Jul. 09, 2021	Jul. 01, 2021	Feb. 11, 2021	Feb. 11, 2021	Feb. 10, 2021	Feb. 10, 2021	Nov. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2022
Business Acquisitions (Details) [Line Items]
Exchange shares						3,000	3,000
Issued and outstanding common stock percentage						30.00%	30.00%
Finance marketing (in Dollars)						$ 5,000,000			$ 786,519	$ 1,416,672	$ 1,406,786	$ 1,981,777	$ 4,091,542	$ 34,094
Selling shareholders													49,000
Shares authorized											100,000		100,000
Acquisition owned percentage													51.00%
Percentage of selling shareholder													49.00%
Acquisition agreement, description											As further consideration for the acquisition, under the Acquisition Agreement, the Company agreed to provide Acquisition Sub with certain financing, as follows (a) upon the signing of the Letter of Intent that preceded this Acquisition Agreement, the Company provided loans to Jonathan Foltz for the benefit of Aphrodites.com in the amounts of $50,000 on January 22, 2021, $35,000 on January 27, 2021, and $50,000 on February 5, 2021, which were used to pay some of the most pressing of Aphrodite’s Liabilities as evidenced by the three promissory notes set forth (b) and upon the signing of this Acquisition Agreement, the Company or its investors will provide equity financing of $615,000 for the benefit of Acquisition Sub, (for which the Company shall enter into a certain Securities Purchase Agreement, Convertible Promissory Note, Warrant, Guaranty, Security Agreement and Registration Rights Agreement (together, the “BRGO Transaction Documents”), (the “Initial Financing”) which will be used to pay for (i) partial extinguishing the Assumed Liabilities set forth in the Acquisition Agreement and (ii) expenses in connection with the acquisition and the audit of Acquisition Sub; (c) and following the closing of the acquisition, the Company will facilitate a second equity financing for the benefit of the Acquisition Sub in the amount of an additional $750,000, which shall take place following the effective date of the Company’s new S-1 Registration Statement (the “Second Financing”), and such funds shall be utilized, in part, to pay for (i) extinguishing the Assumed Liabilities, and (ii) the expenses incurred in connection with the acquisition and the audit of Acquisition Sub and (d) following the closing, the Company will raise an additional $3,500,000, the proceeds of which will be used for the Acquisition Sub, by the sale of shares of common stock of the Company, pursuant to an S-1 Registration Statement (the “Additional Financing”).		the Company agreed to provide Acquisition Sub with certain financing, as follows (a) upon the signing of the Letter of Intent that preceded this Acquisition Agreement, the Company provided loans to Jonathan Foltz for the benefit of Aphrodites.com in the amounts of $50,000 on January 22, 2021, $35,000 on January 27, 2021, and $50,000 on February 5, 2021, which were used to pay some of the most pressing of Aphrodite’s Liabilities of as evidenced by the three promissory notes set forth (b) and upon the signing of this Acquisition Agreement, the Company or its investors will provide equity financing of $615,000 for the benefit of Acquisition Sub, (for which the Company shall enter into a certain Securities Purchase Agreement, Convertible Promissory Note, Warrant, Guaranty, Security Agreement and Registration Rights Agreement (together, the “BRGO Transaction Documents”), (the “Initial Financing”) which will be used to pay for (i) partial extinguishing the Assumed Liabilities set forth in the Acquisition Agreement and (ii) expenses in connection with the acquisition and the audit of Acquisition Sub; (c) and following the closing of the acquisition, the Company will facilitate a second equity financing for the benefit of the Acquisition Sub in the amount of an additional $750,000, which shall take place following the effective date of the Company’s new S-1 Registration Statement (the “Second Financing”), and such funds shall be utilized, in part, to pay for (i) extinguishing the Assumed Liabilities, and (ii) the expenses incurred in connection with the acquisition and the audit of Acquisition Sub and (d) following the closing, the Company will raise an additional $3,500,000, the proceeds of which will be used for the Acquisition Sub, by the sale of shares of common stock of the Company, pursuant to an S-1 Registration Statement (the “Additional Financing”).
Additional financing least cost (in Dollars)											$ 750,000		$ 750,000
Financing total (in Dollars)													5,000,000
Total exceeds (in Dollars)													$ 5,000,000
Authorized shares									10,000,000		10,000,000		10,000,000	10,000,000
Convertible preferred stock													3,000
Percentage of additional shares													20.00%
Convertible stock description													The Company deemed that the fair value of the consideration given was $0.013 per share based on the quoted trading price on the date of the closing amounting to $664,105 which is more clearly evident and more reliable measurement basis. Additionally, the Company recorded $821,739 of fair value from the embedded conversion options in the 3,000 Series B Convertible Preferred Stock and 20% probability of achieving the Additional Shares as derivative liability (see Note 7).
Amortization of intangible assets (in Dollars)									$ 60,489	$ 60,489	$ 120,978	$ 93,614	$ 214,592
Paid in cash (in Dollars)			$ 2,000,000
Outstanding amount (in Dollars)			$ 1,162,000
Share issued	500,000,000	500,000,000						16,021,937
Exercise price percentage											49.00%		49.00%
Additional financing marketing (in Dollars)							$ 5,000,000
Transfer to selling shareholders											49,000
Acquisition owned prcentage											51.00%
Acquisition owned by shareholders percentage											49.00%
Foregoing financing (in Dollars)											$ 5,000,000
Gross revenue (in Dollars)											$ 5,000,000
Merger agreement, description											Pursuant to the terms of the May 6, 2021 Binding Letter of Intent, on July 1, 2021 (“Closing”), the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with GearBubble, Inc., a Nevada corporation, (“GearBubble”), pursuant to which the shareholders of GearBubble (the “Equity Recipients”) agreed to sell 100% of the issued and outstanding shares of GearBubble to a subsidiary of the Company known as GearBubble Tech, Inc., a Wyoming corporation (the “Merger Sub”) in exchange for $3,162,000 (the “Cash Purchase Price”), which shall be paid as follows: a) $2,000,000 (which was paid in cash at Closing), b) $1,162,000 to be paid in 15 equal installments, and c) 49,000 of the 100,000 authorized shares of the Merger Sub, such that upon the Closing, 51% of the Merger Sub shall be owned by the Company, and 49% of the Merger Sub shall be owned by the GearBubble Shareholders. Accordingly, the Company owns 51% of GearBubble Tech.
GearBubble Tech, Inc. [Member]
Business Acquisitions (Details) [Line Items]
Stock issued during period share			100.00%
Cash purchase price (in Dollars)			$ 3,162,000
Share issued			49,000
Authorized shares			100,000
Merger sub value			51.00%
Percentage of interest			49.00%
Bergio capital			51.00%
Series B Preferred Stock [Member]
Business Acquisitions (Details) [Line Items]
Exchange shares						3,000	3,000
Acquisition agreement, description													Under the terms of the Acquisition Agreement, the Acquisition Sub is expected to meet the adjusted financial projections as set forth in the Acquisition Agreement, in order to earn additional 1,900 Series B Preferred shares, which if earned, shall entitle the selling shareholders to earn up to an additional 19% (the “Additional Shares”) of Series B Preferred Stock, which, including the 30% of Series B Preferred Stock issued at closing, shall together convert up to a maximum of 49% of the Company’s then-issued and outstanding shares of common stock, with the Additional Shares being subject to a two-year vesting period from the date of issuance, based upon additional revenues of Acquisition Sub, as set forth in the Acquisition Agreement.
Authorized shares				4,900	4,900				4,900		4,900		4,900	4,900
Additional shares				1,900	1,900
Additional shares											1,900
Additional shares percentage											19.00%
Shares issued percentage											30.00%
Percentage of issued and outstanding of common stock											49.00%
Preferred stock, shares authorized				4,900	4,900
Series C Preferred Stock [Member]
Business Acquisitions (Details) [Line Items]
Issued and outstanding common stock percentage													1.00%
Authorized shares						5	5		5,000,000		5,000,000		5	5	5,000,000
Percentage of issued and outstanding of common stock											1.00%
Series B Convertible Preferred Stock [Member]
Business Acquisitions (Details) [Line Items]
Consideration shares													3,000
Convertible shares of common stock											51,084,935		51,084,935
Stock-based compensation (in Dollars)						$ 110,640							$ 110,640
Additional shares percentage											20.00%
Preferred stock convertible									3,000		3,000
Preferred stock, description											The Company deemed that the fair value of the consideration given was $0.013 per share based on the quoted trading price on the date of the closing amounting to $664,105 which is more clearly evident and more reliable measurement basis. During year 2021, the Company recorded $821,739 of fair value from the embedded conversion options in the 3,000 Series B Convertible Preferred Stock and 20% probability of achieving the Additional Shares as derivative liability.
Business Acquisition [Member]
Business Acquisitions (Details) [Line Items]
Share issued				3,000
Digital Age Business [Member] | Series B Preferred Stock [Member]
Business Acquisitions (Details) [Line Items]
Share issued					3,000
Business Combinations [Member] | Series B Convertible Preferred Stock [Member]
Business Acquisitions (Details) [Line Items]
Share issued											3,000